The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

(the “Fund”)

Supplement dated October 10, 2018

to the Fund’s Prospectus dated March 1, 2018, as amended

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Brandon A. Geisler and Robert G. Susman now serve as portfolio managers of the Fund. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.	In the Fund’s “Investment Sub-Advisers and Portfolio Managers - Marsico Capital Management, LLC” summary section, the following is added after the information for Thomas F. Marsico:

Brandon A. Geisler, Portfolio Manager, has managed the portion of Fund’s assets allocated to Marsico since 2018.

Robert G. Susman, CFA, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Marsico since 2018.

2.	In the “Investment Sub-Advisers and Portfolio Managers – Global Public Equity Fund - Marsico Capital Management, LLC” section, the heading “Portfolio Manager” is deleted and replaced with “Portfolio Managers,” and the following is added after the information for Thomas F. Marsico:

Brandon A. Geisler, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Marsico since 2018. Mr. Geisler joined Marsico in 2006 and has over 15 years of experience in the financial services industry. Mr. Geisler spent four years with Goldman, Sachs & Co., where he was a Vice President in Equity Research covering the restaurant and other consumer-related industry groups. At Marsico, Mr. Geisler has remained actively involved in those areas, while broadening his research responsibilities to include many other industries. Mr. Geisler received his MBA degree and Honours BS degree from McMaster University in Ontario.

Robert G. Susman, CFA, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Marsico since 2018. Mr. Susman joined Marsico Capital in 2013, and has over 15 years of experience in the financial services industry. He began his career at Morgan Stanley, where he was an associate in the equity research department before joining the firm’s Corporate Strategy and Execution Team. Mr. Susman later transitioned to the buy-side where he was an analyst for Baron Capital, Inc. He earned an AB in Economics from Harvard College and an MBA from Harvard Business School. He was awarded the designation of Chartered Financial Analyst in 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

(the “Fund”)

Supplement dated October 10, 2018

to the Fund’s Statement of Additional Information (“SAI”)

dated March 1, 2018, as amended

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Brandon A. Geisler and Robert G. Susman now serve as portfolio managers of the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	In the “The Portfolio Managers – Marsico Capital Management, LLC – Ownership of Fund Shares” section, the table is deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Brandon A. Geisler[1]	None
Thomas F. Marsico[2]	None
Robert G. Susman[1]	None

[1]	Valuation date is August 31, 2018.
[2]	Valuation date is October 31, 2017.

2.	In the “The Portfolio Managers – Marsico Capital Management, LLC – Other Accounts” section, the last sentence of the paragraph and the table are deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Brandon A. Geisler[1]	2	$564	2	$27	1	$190
Thomas F. Marsico[2]	8	$1,820	3	$177	21	$509
Robert G. Susman[1]	4	$470	2	$27	1	$190

[1]	Valuation date is August 31, 2018.
[2]	Valuation date is October 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE